INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Total current tax expense	$ 2,953	$ 839	$ 786
Total deferred tax expense (benefit)	(493)	827	(327)
Total income tax expense (benefit)	$ 2,460	$ 1,666	$ 459